Other Equity Instruments - Summary of Other Equity Instruments (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of other equity instruments [line items]
Other equity instruments	£ 2,241	£ 2,241
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.0675
Other equity interest maturity period	2024-06
Other equity instruments	£ 496	496
750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.07375
Other equity interest maturity period	2022-06
Other equity instruments	£ 745	745
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.0533
Other equity interest maturity period	2020-09
Other equity instruments	£ 500	500
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.0630
Other equity interest maturity period	2025-03
Other equity instruments	£ 500	£ 500